Debt (Parenthetical) (Detail) (Mortgages, USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgages
Real estate assets use to secure mortgage debt	$ 1.0	$ 1.1
Average interest rate	5.00%	4.70%
Debt maturity date	Dec. 31, 2023